Pension and other post-employment benefits - Summary of changes in the net defined benefit assets/liability remeasurement reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Opening balance as at 1 January	€ (317)	€ (232)
Remeasurement of plan assets	(118)	(8)
Actuarial gains and losses arising from changes in demographic assumptions	3	9
Actuarial gains and losses arising from changes in financial assumptions	94	(127)
Taxation and Exchange rate differences	5	40
Remeasurement of the net defined benefit asset/liability	(16)	(85)	€ (19)
Closing balance	€ (333)	€ (317)	€ (232)